REVENUE	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
REVENUE
7.	REVENUE
The Company primarily generates revenue from hosting services, sales of computer equipment and digital asset mining revenue. The Company generally recognizes revenue when the promised service is performed, or control of the promised equipment is transferred to customers. Revenue excludes any amounts collected on behalf of third parties, including sales and indirect taxes.
Deferred Revenue
The Company records contract liabilities in deferred revenue on the Consolidated Balance Sheets when cash payments are received in advance of performance and recognizes them as revenue when the performance obligations are satisfied. The Company’s deferred revenue balance as of June 30, 2022 and December 31, 2021 was $108.8 million and $136.4 million, respectively, all from advance payments received during the periods then ended.
For the three and six months ended June 30, 2022, the Company recognized $3.9 million and $40.7 million of revenue, respectively, that was included in the deferred revenue balance as of the beginning of the year, primarily due to the deployment of customer equipment for which advanced payment had been received from customers prior to January 1, 2022. For the three and six months ended June 30, 2021, the Company recognized $8.9 million and $35.8 million of revenue, respectively, that was included in the deferred revenue balance as of the beginning of the year, primarily due to deployment of customer equipment for which advance payments had been received from customers prior to January 1, 2021. Advanced payments received for hosting services are typically recognized as revenue within six months and advanced payments received for equipment sales are generally recognized as revenue within one year.
Performance Obligations
The Company’s performance obligations primarily relate to hosting services and equipment sales. The Company has performance obligations associated with commitments in customer hosting contracts for future services and commitments to acquire and deploy customer equipment that have not yet been recognized in the financial statements. For contracts with original terms that exceed one year (typically ranging from 18 to 48 months), those commitments not yet recognized as of June 30, 2022 and 2021 were $900.8 million and $427.5 million, respectively.